Warrant Liabilities - Additional Information (Detail) - USD ($)						1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 07, 2017	Feb. 13, 2016	Feb. 12, 2016	Mar. 05, 2015	Nov. 30, 2014	Feb. 12, 2016	Jul. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2015
Class of Warrant or Right [Line Items]
Aggregate VWAP (percent)										1.00%		1.00%
(Increase) decrease in the fair value of warrants liabilities								$ (130,000)	$ (200,000)	$ 29,000	$ (1,295,000)	$ (1,667,117)	$ 515,860
Warrants cashless exercised (in shares)													8,744
Issuance of shares upon cashless exercise warrants (in shares)													2,681
Proceeds from issuance of common stock under tender offer	$ 10,000,000									$ 10,000,000	$ 70,000	$ 0	$ 1,434,194
Series A Warrants to Purchase Shares of Common Stock [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Number of common stock purchased upon issuance of warrants								489,921	489,921	489,921	489,921
Exercise price of warrants exercised								$ 32.50	$ 32.50	$ 32.50	$ 32.50
Warrants term										5 years	5 years
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)										4,800	4,800
Warrants outstanding (in shares)								485,121		485,121		485,121
Warrant liability								$ 289,000	$ 509,000	$ 289,000	$ 509,000	$ 194,048	1,212,803
(Increase) decrease in the fair value of warrants liabilities								$ (126,000)	121,000	$ (95,000)	703,000	1,000,000
Proceeds from exercise of warrants												0	156,000
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants exercised				$ 32.50	$ 32.50
Warrants exercised (in shares)				117,902	117,902
Warrants outstanding (in shares)		0
(Increase) decrease in the fair value of warrants liabilities		$ 0	$ 272,000									272,000
Warrants cashless exercised (in shares)			20,460			20,460
Stock issued during period (in shares)			97,040			97,100
De-recognition of warrant liability			$ 593,000	$ 6,700,000
Proceeds from exercise of warrants				$ 3,800,000								$ 0	3,720,713
Series B Warrants [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Number of common stock purchased upon issuance of warrants					489,921
Series C Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Number of common stock purchased upon issuance of warrants								118,083		118,083		118,083
Exercise price of warrants exercised				$ 31.25										$ 31.25
Warrant liability								$ 20,000	115,000	$ 20,000	115,000	$ 85,490	$ 462,437
(Increase) decrease in the fair value of warrants liabilities								$ (4,000)	$ 79,000	$ (66,000)	$ 348,000	$ 376,947
Warrants cashless exercised (in shares)							905
Proceeds from issuance of common stock under tender offer							$ 5,882
Series C Warrant Liability [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of shares upon cashless exercise warrants (in shares)							181
Scenario, Previously Reported [Member] | Series C Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Warrants cashless exercised (in shares)							181